Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information And Non-Cash Investing And Financing Activities Tables
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES
	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Cash paid during the year for:	$	$	$
Interest	500	-	1,877
Income taxes	-	-	-